OTHER NON-CURRENT LIABILITIES (Defined contribution plan Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Subclassifications of assets, liabilities and equities [abstract]
Defined contribution expenses	$ 5,300,000	$ 4,500,000